INCOME TAXES - Income Tax Provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Federal
Income tax provision			$ 0	$ 0
Iris
Federal
Current			18,841	33,987
Deferred			(461,586)	(411,035)
Change in valuation allowance			461,586	411,035
Income tax provision	$ 1,616	$ 5,847	$ 18,841	$ 33,987